Earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Shares excluded from the calculation of diluted earnings (loss) per share	2,000,000	0	79,000,000
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	$ 2,517	$ 4,625	$ 294
Income (loss) from discontinued operations, net of tax	(42)	(79)	4,852
Net income attributable to ABB	$ 2,475	$ 4,546	$ 5,146
Weighted-average number of shares outstanding (in shares)	1,899,000,000	2,001,000,000	2,111,000,000
Income from continuing operations, net of tax (in dollars per share)	$ 1.33	$ 2.31	$ 0.14
Income (loss) from discontinued operations, net of tax (in dollars per share)	(0.02)	(0.04)	2.30
Net income (in dollars per share)	$ 1.30	$ 2.27	$ 2.44
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	$ 2,517	$ 4,625	$ 294
Income (loss) from discontinued operations, net of tax	(42)	(79)	4,852
Net income attributable to ABB	$ 2,475	$ 4,546	$ 5,146
Weighted-average number of shares outstanding (in shares)	1,899,000,000	2,001,000,000	2,111,000,000
Effect of dilutive securities:
Call options and shares	11,000,000	18,000,000	8,000,000
Adjusted weighted-average number of shares outstanding (in shares)	1,910,000,000	2,019,000,000	2,119,000,000
Income from continued operations, net of tax (in dollars per share)	$ 1.32	$ 2.29	$ 0.14
Income (loss) from discontinued operations, net of tax (in dollars per share)	(0.02)	(0.04)	2.29
Net income (in dollars per share)	$ 1.30	$ 2.25	$ 2.43